Note 22 - Subsequent Event	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
(22)  Subsequent event

(a) In January 5, 2015, Kingsford Resources Limited ("Kingsford Resources") entered into a share purchase and sale agreement with CDH Inservice Limited ("CDH Inservice") in a privately negotiated transaction, pursuant to which Kingsford Resources, collectively held by Mr. Qiuping Lai, Mr. Chunlin Wang and Mr. Peng Ge, has agreed to purchase from CDH Inservice 7,731,149 ADSs, or its equivalent in ordinary shares of our company, at a price of US$7 per ADS, or US$0.35 per ordinary share, for total compensation of US$54.1 million. The 7,731,149 ADSs represent the entire interests in our company held by CDH Inservice as of January 5, 2015. 3,865,575 ADSs or its equivalent in ordinary shares were delivered by CDH Inservice to Kingsford Resources on January 15, 2015 and the remaining 3,865,574 ADSs or its equivalent in ordinary shares will be delivered on or prior to January 15, 2016.

 (b) In January, 2015, the Group acquired the remaining 49% equity share of  Henan Fanhua Anlian Insurance Agency Co., Ltd. ("Henan Anlian")for a cash consideration of RMB68,000, increasing our shareholdings in Henan Anlian from 51% to 100%.  The Group also acquired 36.5% equity share of Hebei Fanlian Insurance Agency Co., Ltd. ("Hebei Fanlian") for a total consideration including cash consideration of RMB40,000 and 12.5% equity interest in business of Hebei branch of Fanhua Lianxing Insurance Sales Co., Ltd., increasing our shareholdings in Hebei Fanlian from 51% to 87.5%.